OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Other Receivables

	2022	2021
Non-Current
Advances to suppliers	675,297	942,078
Tax receivables	18,540	161,119
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.) (Note 36)	305,560	353,561
Prepaid expenses	400,060	250,781
Guarantee deposits	27,232	117
Subtotal	1,426,689	1,707,656
Allowance for other doubtful accounts	(305,560)	(353,561)
Total	1,121,129	1,354,095

Current
Income tax receivables	2,870,930	—
Turnover tax receivables	261,798	195,440
Receivable for sale of interest in Yguazú Cementos S.A.	441,696	599,979
Related party receivables (Note 19)	885,659	859,232
Prepaid expenses	624,884	460,817
Guarantee deposits	856	1,667
Reimbursements receivable	2,017	23,364
Advance payments to suppliers	486,904	35,812
Salaries advances and loans to employees	31,820	18,756
Receivables from sales of property, plant and equipment	229,954	20,334
Miscellaneous	13,520	104,293
Total	5,850,038	2,319,694